Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

		At December 31,
	Note	2021	2022	2023
		(in thousands)
Current
Convertible debt	14.1	—	—	52,278
Convertible debt embedded derivative	14.1	—	—	3
Unsecured related party loan	14.2	—	—	8,922
Interest-bearing receivables financing	14.3	9,518	7,723	9,544
Total current portion		$9,518	$7,723	$70,747
Non-current
Convertible debt	14.1	$36,373	$43,455	$—
Convertible debt embedded derivative	14.1	10,081	3,203	—
Total non-current portion		$46,454	$46,658	$—
The conversion rates of the convertible notes outstanding as of December 31, 2023, are as follows:

	Conversion rate per share	Conversion rate per ADS
2019-2 Nokomis Note	$0.8082	$3.23
2021 Lynrock Lake Note	$1.915	$7.66